Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Net, Total	$ 11,678	$ 14,907